Fair value measurements - Measurement of Fair Value of Major Asset and Liability classed (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities (short-term)	$ 1,653	$ 1,713
Available for sale investments (long-term)	35,298	32,631
Total assets	44,384	34,356
Total liabilities	0	3,670
Interest rate cap and interest rate swap | Total derivatives designated as hedging instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	7,433	12
Derivative instruments	0	3,670
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities (short-term)	1,653	1,713
Available for sale investments (long-term)	0	0
Total assets	1,653	1,713
Total liabilities	0	0
Level 1 | Interest rate cap and interest rate swap | Total derivatives designated as hedging instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	0	0
Derivative instruments	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities (short-term)	0	0
Available for sale investments (long-term)	0	0
Total assets	7,433	12
Total liabilities	0	3,670
Level 2 | Interest rate cap and interest rate swap | Total derivatives designated as hedging instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	7,433	12
Derivative instruments	0	3,670
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities (short-term)	0	0
Available for sale investments (long-term)	0	0
Total assets	0	0
Total liabilities	0	0
Level 3 | Interest rate cap and interest rate swap | Total derivatives designated as hedging instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	0	0
Derivative instruments	0	0
Investments Measured at Net Asset Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities (short-term)	0	0
Available for sale investments (long-term)	35,298	32,631
Total assets	35,298	32,631
Total liabilities	0	0
Investments Measured at Net Asset Value | Interest rate cap and interest rate swap | Total derivatives designated as hedging instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	0	0
Derivative instruments	$ 0	$ 0